Expense Example - VIPBalancedPortfolio-InvestorPRO - VIPBalancedPortfolio-InvestorPRO - VIP Balanced Portfolio - VIP Balanced Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	$ 677